MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
MARKETABLE SECURITIES
Schedule of marketable securities

CURRENT

Securities	Financial Custodian	Due date	Index	12/31/2017	12/31/2016 (Reclassified)
LFT (treasury financial bill)	Banco do Brasil	After 90 days	SELIC	—	292,043
LTN (national treasury bills)	Banco do Brasil	After 90 days	Fixed	5,153,684	4,967,563
LTN (national treasury bills)	CEF	After 90 days	Fixed	62,670	50,507
NTN- B (national treasury notes - serie B)	Banco do Brasil	After 90 days	IPCA	—	18,803
NTN- B (national treasury notes - serie B)	CEF	After 90 days	IPCA	—	14,325
NTN- F (national treasury notes - serie F)	Banco do Brasil	After 90 days	Fixed	100,313	247,449
NTN- F (national treasury notes - serie F)	CEF	After 90 days	Fixed	18,583	17,296
FIXED-INCOME SECURITIES	Banco do Brasil	—	—	449,701	—
FIXED-INCOME SECURITIES	CEF	—	—	168,586	—
Comitted options	Banco do Brasil	—	—	458,408	2,298
Comitted options	CEF	—	—	284,450	58,356
OTHERS	—	—	—	227,963	13,151

TOTAL CURRENT				6,924,358	5,681,791

NON-CURRENT

Securities	Financial Custodian	Due date	Index	12/31/2017	12/31/2016
NTN- B (national treasury notes - serie B)	Banco do Brasil	01/01/2030	Fixed	274	434
FINOR/FINAM (b)	—	—	—	1,426	876
PARTICIPATION CERTIFICATES (a)	—	—	—	267,715	244,420
REFERENCIADO - DI	BNDES			61,634	—
OTHERS	—	—	—	813	1,505

TOTAL NON-CURRENT				331,862	247,235

(a) BENEFICIARY PARTIES - Securities acquired as a result of the restructuring of the Company’s investment in the subsidiary INVESTCO S.A. These assets guarantee annual returns equal to 10% of the earnings of the aforesaid companies, paid together with dividends, and will be redeemed at maturity in October 2032, through conversion to preferred shares in the capital stock of the aforesaid companies, these securities are adjusted to present value and are shown below:

	12/31/2017	12/31/2016
Lajeado Energia	451,375	451,375
Paulista Lajeado	49,975	49,975
Ceb Lajeado	151,225	151,225

Face value	652,575	652,575

Adjustment to present value	(384,860)	(408,155)

Present value	267,715	244,420

(b) The investment certificates resulting from tax incentives for the Northeast Investment Fund (FINOR) and the Amazônia Investment Fund (FINAM) are adjusted for impairment, and as such, are shown in net amounts.